Long-Term Trade And Unbilled Receivables And Contract Assets	12 Months Ended
Dec. 31, 2023
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables And Contract Assets	LONG-TERM TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS
The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2023 and 2022.

	December 31, 2023	December 31, 2022
Trade and unbilled receivables	$71,763	$130,901
Contract assets	294,104	244,574
Less - allowance for credit loss	(1,148)	(1,421)
Total	$364,719	$374,054

The majority of the long-term contract assets are expected to be billed and collected during the years 2025-2031. Long-term trade receivables and contract assets are mainly related to contracts with the IMOD.